BANK AND OTHER BORROWINGS (Tables)	12 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF BANK AND OTHER BORROWINGS

The Group’s outstanding indebtedness borrowed from banks and other financial institutions, consist of the following:

			Thousands of Yen
Indebtedness	Weighted average interest rate*	Weighted average years to maturity*	Balance as of March 31, 2025	Balance as of March 31, 2024
Short-term loans
Secured loans
Fixed rate loans	2.55%	0.58	¥1,842,700	¥2,510,820
Unsecured loans
Fixed rate loans	2.80%	0.67	50,000	75,001
Aggregate outstanding principal balances	2.55%	0.58	¥1,892,700	¥2,585,821

Less: unamortized debt issuance costs			¥(7,441)	¥(11,087)
Short-term loans			¥1,885,259	¥2,574,734

Long-term loans
Secured loans
Fixed rate loans	2.61%	1.90	9,718,249	9,251,677
Variable rate loans (*1)	3.50%	2.08	280,000	433,308
Unsecured loans
Fixed rate loans	1.50%	5.50	960,379	1,027,037
Aggregate outstanding principal balances	2.54%	2.22	¥10,958,628	¥10,712,022

Less: unamortized debt issuance costs			¥(74,678)	¥(87,885)
Less: current portion			(4,025,343)	(6,065,020)
Non-current portion			¥6,858,607	¥4,559,117

*	Pertained to information for loans outstanding as of March 31, 2025.
*1	Annual interest rate was long-term prime rate in Japan + 2.35%.

SCHEDULE OF SECURITY PLEDGED

As of March 31, 2025 and 2024, term deposits, inventories and property, plant and equipment, net pledged as security under secured loans are as follows:

	Thousands of Yen
	March 31, 2025	March 31, 2024
Term deposits	¥5,000	¥15,001
Inventories	13,137,928	13,226,634
Property, plant and equipment, net	84,386	78,532
Total	¥13,227,314	¥13,320,167

SCHEDULE OF GUARANTY INFORMATION FOR THE GROUP’S OUTSTANDING LOANS

The guaranty information for the Group’s outstanding loans as of March 31, 2025 and 2024, consist of the following:

	Thousands of Yen
	March 31, 2025	March 31, 2024
Amounts guaranteed by CEO
Short-term loans
Secured loans	¥-	¥25,000
Unsecured loans	-	50,000
Subtotal	-	75,000
Long-term loans
Secured loans	-	450,000
Unsecured loans	-	121,168
Subtotal	-	571,168
Total	¥-	¥646,168

SCHEDULE OF FUTURE MINIMUM PAYMENT FOR LONG-TERM LOANS

As of March 31, 2025, future minimum payments for long-term loans are as follows:

Thousands of Yen
Fiscal Years Ending March 31,	Principal Repayment
2026	¥4,044,922
2027	5,350,415
2028	806,055
2029	160,056
2030	158,785
Thereafter	438,395
Total	¥10,958,628